Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued rebates	¥ 646,723	$ 101,485	¥ 797,218
Accrued expenses	550,848	86,440	737,797
Payroll and welfare payable	526,080	82,553	552,985
Operating lease liabilities - current portion	96,160	15,090	112,094
VAT and surcharges payable	31,307	4,913	85,372
Professional service fees	22,885	3,591	7,074
Deposit from customers	21,058	3,304	22,387
Payable for purchase of fixed assets	21,045	3,302	39,852
Payable for exercise of share-based awards	2,566	403	38,217
Others	125,925	19,761	184,713
Accrued expenses and other payables	¥ 2,044,597	$ 320,842	¥ 2,577,709